SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2015
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

NOTE 12:-  SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.     The Company applies ASC topic 280, "Segment Reporting", ("ASC No. 280"). The Company operates in one reportable segment. Total revenues are attributed to geographic areas based on the location of the end customer.

b.        The following tables present total revenues for the years ended December 31, 2013, 2014 and 2015 and long-lived assets as of December 31, 2014 and 2015:

Revenues:

	Year ended December 31,
	2013	2014	2015

North America (*)	$43,713	$72,243	$102,603
Europe	19,413	38,376	55,311
Latin America	8,909	14,666	19,134
Asia and others	8,438	16,556	26,470

	$80,473	$141,841	$203,518

(*)	Include revenue from USA in amount of 39,505, 64,673 and 91,661 for 2013, 2014 and 2015 respectively.

Long-lived assets:

	December 31,
	2014	2015

Israel	$6,249	$6,952
Europe	166	150
North America	790	1,632

	$7,205	$8,734